CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, tax provision	$ 1,007	$ 904	$ 3,471	$ 2,216	$ 3,588	$ 21,384	$ 42,542
Change in unrealized fair value adjustments of available-for-sale securities, tax provision (benefit)	$ 47	$ 0	$ 88	$ (5)	$ 172	$ (219)	$ 138